Share Capital (Details)											12 Months Ended
	May 31, 2024 USD ($)	Jan. 01, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 26, 2023 shares	Jan. 01, 2023 USD ($)	May 31, 2022 $ / shares shares	Apr. 28, 2022 $ / shares	Jul. 19, 2021 shares	Jun. 01, 2021 USD ($) $ / shares shares	Apr. 19, 2020 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 29, 2024 USD ($)	Jan. 14, 2024 $ / shares	Dec. 31, 2023 ₪ / shares	Sep. 30, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Jun. 30, 2022 shares	Apr. 19, 2020 ₪ / shares	Apr. 19, 2020 $ / shares
Share Capital [Line Items]
Ordinary shares, par value | (per share)											$ 0.003	$ 0.003					₪ 0.01		₪ 0.01
Exchange rate per share | (per share)											$ 1	$ 3.627
Ordinary share issued (in Shares) | shares											24,021,914	24,021,914	14,285,712
Aggregate gross proceeds											$ 1.4
Ordinary share per share (in Dollars per share) | $ / shares													$ 0.07									$ 0.068
Advance payment on the account of issuing ordinary shares														$ 350,000
Issuance expense										$ 10,000			6,750
Internal round completed amount														$ 350,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares																	0.01
Consideration amount											$ 1,000,000
Ordinary share price per (in Dollars per share) | $ / shares											$ 0.2	$ 0.2
Remainder investment											$ 1,680,000	$ 1,680,000	$ 975,000
Share price (in Dollars per share) | (per share)																					₪ 3.627	$ 1
Maximum aggregate proceeds			$ 1.86
Purchase price (in Dollars per share) | $ / shares											$ 0.07
Fair Value of Securities Received as Collateral that Have Been Resold or Repledged															$ 1,089,495
Stock option granted (in Shares) | shares									2,003,436
Aggregated amount									$ 403,725
Exercise price (in Dollars per share) | $ / shares							$ 0.07
Stock option additional (in Shares) | shares								5,000,000
Increase in shares (in Shares) | shares								23,783,274
Granted options shares (in Shares) | shares											5,799,322		6,600,000
Ordinary shares available for future grants (in Shares) | shares											11,948,527	11,948,527	1,515,516
Total compensation cost											$ 100,721		$ 143,176
Weighted average period											1 year 3 days		1 year 3 months 14 days
Private Placement [Member]
Share Capital [Line Items]
Aggregate gross proceeds											$ 2.68
Advance payment on the account of issuing ordinary shares													$ 3,000,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares																		₪ 0.01
Private Placement [Member] | Definitive Agreements [Member]
Share Capital [Line Items]
Aggregate gross proceeds											$ 3,000,000
Common Stock [Member]
Share Capital [Line Items]
Advance payment on the account of issuing ordinary shares													$ 350,000
Warrant [Member]
Share Capital [Line Items]
Ordinary share issued (in Shares) | shares													13,928,570
Ordinary share price per (in Dollars per share) | $ / shares											$ 0.2	$ 0.2	$ 0.2
Exercise price (in Dollars per share) | $ / shares											0.07	$ 0.07	$ 0.01
Grants issued (in Shares) | shares													28,571,425
Issued amount													$ 1,000,000
Issuance of warrants (in Shares) | shares													27,857,140
Exercise price (in Dollars per share) | $ / shares											$ 0.01
Initial Offering [Member]
Share Capital [Line Items]
Ordinary share issued (in Shares) | shares											11,428,570	11,428,570
Aggregate gross proceeds											$ 1.4
Internal round completed amount											$ 800,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares																	0.01
Exercise price (in Dollars per share) | $ / shares											$ 0.07	$ 0.07
Follow on Offering [Member]
Share Capital [Line Items]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares																	₪ 0.01
Exercise price (in Dollars per share) | $ / shares											0.07	$ 0.07
Purchase price (in Dollars per share) | $ / shares											$ 0.07
Ordinary Shares [Member]
Share Capital [Line Items]
Ordinary share issued (in Shares) | shares											35,807,626	35,807,626	56,929,601							75,000
Internal round completed amount													$ 2,800,000
Warrants to purchase													$ 27,857,140
Share price (in Dollars per share) | $ / shares											$ 0.07	$ 0.07
Ordinary Shares [Member] | Private Placement [Member]
Share Capital [Line Items]
Ordinary share issued (in Shares) | shares													42,926,031
Ordinary Shares [Member] | Warrant [Member]
Share Capital [Line Items]
Ordinary share issued (in Shares) | shares													13,928,570
Internal round completed amount													$ 975,000
Chief Executive Officer [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 0.17
Granted options shares (in Shares) | shares											1,249,758		5,249,758
Aggregated grant date amount											$ 155,845
Granted shares (in Shares) | shares													4,000,000
Board of Directors [Member]
Share Capital [Line Items]
Stock option additional (in Shares) | shares				12,000,000
Increase in shares (in Shares) | shares				35,783,274
Granted options shares (in Shares) | shares						2,600,000
Exercise price (in Dollars per share) | $ / shares						$ 0.07
Aggregated grant date amount					$ 3
Directors and Officers [Member]
Share Capital [Line Items]
Aggregated amount											$ 50,524
Granted options shares (in Shares) | shares											4,549,564
Subsequent Event [Member]
Share Capital [Line Items]
Ordinary share per share (in Dollars per share) | $ / shares																$ 0.07
Subscription agreements															$ 1,100,000
Collected additional amount		$ 749,495
Forecast [Member]
Share Capital [Line Items]
Payments to Acquire Partners Interest in Real Estate Partnership, Net of Cash Acquired	$ 760,000
Received an aggregate	$ 460,000